DEFINED CONTRIBUTION PLAN (Details) - Other Selling, General and Administrative Expenses [Member] - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Defined Contribution Plan [Abstract]
Defined benefit plan, employer contribution			$ 115,200
Predecessor [Member]
Defined Contribution Plan [Abstract]
Defined benefit plan, employer contribution	$ 10,000	$ 96,600		$ 70,100